CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 422,073	$ 1,100,031
Total current assets	667,908	1,516,043
Intangible assets, net	5,000,001	5,000,001
Total assets	282,174,574	281,680,206
Total current liabilities	161,489	83,301
Total liabilities	9,821,489	9,743,301
Preferred stock
Total equity		(8,203,095)
Total liabilities and stockholders’ deficit	282,174,574	281,680,206
Southland Holding Llc [Member]
Cash and cash equivalents	43,306,000	63,342,000
Restricted cash	14,218,000	47,900,000
Accounts receivable, net	148,125,000	126,702,000
Retainage receivables	116,122,000	110,971,000
Contract assets	447,549,000	374,624,000
Other current assets	23,976,000	22,977,000
Total current assets	793,296,000	746,516,000
Property and equipment, net	126,893,000	156,031,000
Right-of-use assets	14,636,000	15,816,000
Investments - unconsolidated entities	110,395,000	103,610,000
Investments - limited liability companies	2,590,000	1,926,000
Investments - private equity	3,345,000	3,925,000
Goodwill	1,528,000	1,528,000
Intangible assets, net	2,470,000	3,215,000
Other noncurrent assets	3,626,000	3,186,000
Total noncurrent assets	265,483,000	289,237,000
Total assets	1,058,779,000	1,035,753,000
Accounts payable	132,806,000	146,455,000
Retainage payable	34,533,000	32,706,000
Accrued liabilities	124,371,000	115,057,000
Current portion of long-term debt	44,678,000	41,333,000
Short-term lease liabilities	16,444,000	20,048,000
Contract liabilities	81,930,000	111,286,000
Total current liabilities	434,762,000	466,885,000
Long-term debt	219,713,000	195,597,000
Long-term lease liabilities	9,750,000	13,496,000
Deferred tax liabilities	5,601,000	5,962,000
Other noncurrent liabilities	48,579,000	51,462,000
Total long-term liabilities	283,643,000	266,517,000
Total liabilities	718,405,000	733,402,000
Noncontrolling Interest	10,155,000	11,057,000
Members’ capital	308,422,000	267,831,000
Preferred stock	24,400,000	24,400,000
Accumulated other comprehensive income	(2,603,000)	(937,000)
Total equity	340,374,000	302,351,000
Total liabilities and stockholders’ deficit	$ 1,058,779,000	$ 1,035,753,000